Business Acquisitions - Additional Information (Details)	Oct. 17, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill recognized expected to be deductible for income tax purposes	$ 0
6 River Systems, Inc.
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Total purchase price	$ 261,194,000
Equity issued	64,074,000
6 River Systems, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	142,500,000
6 River Systems, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	$ 7,600,000
Minimum
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)	9 years
Maximum
Business Acquisition [Line Items]
Acquired intangibles, amortization period (in years)	5 years
Class A Subordinate Voting | 6 River Systems, Inc.
Business Acquisition [Line Items]
Equity issued	$ 132,510,000